Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
Schedule of discontinued operations, net of tax	The comparative consolidated statements of operations have been represented to show the discontinued operations separately from continuing operations. Details of the results from discontinued operations, net of tax are set out below:
	For the years ended December 31,
	2021	2022*	2023

Interest income	$1,884	$142	$-
Interest cost	(7,322)	(457)	-
Net interest loss	(5,438)	(315)	-

Operating expenses
Selling expenses	(235)	(22)	-
General and administrative expenses	(12,998)	(760)	-
Total operating expenses	(13,233)	(782)	-

Operating loss	(18,671)	(1,097)	-

Other income (expenses)
Financial expenses, net	(604)	(70)	-
Investment income/(loss)	6	-	-
Other income, net	878	174	-
Total other income, net	280	104	-

Loss before income tax expense	(18,391)	(993)	-
Income tax expense	(9,291)	(1)	-
Loss from discontinued operations, net	(27,682)	(994)	-

Less: Net loss attributable to non-controlling interests	(19)	-	-

Net loss from discontinued operations attributable to SunCar’s ordinary shareholders	$(27,663)	$(994)	$-
*	The result of discontinued operations included those of discontinued operations from January 1, 2022 to March 1, 2022.